Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Directors And Key Management Remuneration [Abstract]
Summary of aggregate remuneration
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2022 US$'000	2021 US$'000	2020 US$'000
Emoluments	6,726	6,568	6,686
Long-term incentive plans	4,691	1,587	8,974
	11,417	8,155	15,660
Pension contributions: defined contribution plans	10	9	29

Summary of aggregate compensation, representing the expense
Aggregate compensation, representing the expense recognised, under IFRS as defined in the “Basis of preparation” section, of the Group’s key management, including directors, was as follows:

	2022 US$'000	2021 US$'000	2020 US$'000
Short-term employee benefits and costs	14,258	18,184	21,685
Post-employment benefits	174	300	369
Employment termination benefits	—	—	2,789
Share-based payments	10,846	10,303	34,954
Total	25,278	28,787	59,797